NET INCOME PER SHARE (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Numerator:
Net income	$ 165	$ 102	$ 335
Denominator:
Basic weighted-average shares	187	180	170
Potential common shares— stock options and other employee stock plans	4	2	2
Diluted weighted average shares	191	182	172
Weighted Average Number Diluted Shares Outstanding Adjustment	5	8